Shareholders' Equity (Detail Narrative) (10-K)																								1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 20, 2018 USD ($) $ / shares shares	Mar. 05, 2018 USD ($) $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 18, 2017 USD ($) $ / shares shares	Oct. 17, 2017 $ / shares shares	Oct. 12, 2017 USD ($) Investors $ / shares shares	Oct. 10, 2017 USD ($) Investors	Sep. 06, 2017 USD ($) $ / shares	Jun. 01, 2017 USD ($) $ / shares shares	May 03, 2017 USD ($) Investors $ / shares shares	Mar. 24, 2017 USD ($) $ / shares	Mar. 24, 2017 USD ($) Investors $ / shares	Mar. 20, 2017 USD ($) $ / shares shares	Jan. 17, 2017 USD ($) $ / shares shares	Sep. 26, 2016 USD ($) $ / shares shares	Aug. 29, 2016 USD ($) Investors shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 23, 2016 USD ($) $ / shares shares	Mar. 22, 2016 USD ($) Investors shares	Mar. 14, 2016 USD ($) $ / shares shares	Jan. 22, 2016 USD ($) $ / shares shares	Jan. 19, 2016 USD ($) $ / shares shares	Mar. 20, 2017 USD ($) $ / shares	Mar. 15, 2017 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Sep. 30, 2016 USD ($) $ / shares shares	Oct. 17, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 05, 2015 USD ($)
Class of Stock [Line Items]
Discount on preferred stock																														$ 33,238	$ 0
Value of common stock issued for services																										$ 80,073				566,930	465,424
Shares issued price per share | $ / shares		$ 0.14
Repayments of note payable																										$ 1,809	$ 227,132			6,787
Common shares issued for cash, shares | shares		30,000																							2,060,000
Common shares issued for cash																									$ 824,000					$ 824,000	$ 50,000
Value of conversion of debt		$ 4,200
Conversion of debt, shares issued | shares																										150,000				75,000
Debt face amount																																$ 36,100
Emerging Growth, Llc [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																						125,000
Value of common stock issued for services																						$ 43,750
Shares issued price per share | $ / shares																						$ 0.35
Lyons Capital, LLC [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares															800,000
Value of common stock issued for services															$ 352,000
Shares issued price per share | $ / shares															$ 0.44
Tangiers Global, LLC [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares	$ 0.08		$ 0.09	$ 0.11	$ 0.09	$ 0.09						$ 0.30	$ 0.30
Repayments of note payable								$ 250,000
Original issue discount percentage								10.00%
Conversion rate								65.00%					65.00%
Number of trading days for conversion | Investors								15					15
Value of conversion of debt	$ 25,000		$ 25,000	$ 100,000	$ 45,000																								$ 30,000
Conversion of debt, shares issued | shares	295,631		269,716	899,685	516,648	329,670																							329,670
Alamo Cbd LLC [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares									$ 0.19
Proceeds from notes payable									$ 144,096
Common shares issued for cash									$ 758,401
Chuck Rifici Holdings Inc [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares														$ 0.30										$ 0.30
Repayments of note payable																								$ 269,498
Original issue discount percentage																10.00%
Debt face amount																$ 225,500
Payment of purchase price																$ 204,000
Number of warrants to purchase common stock | shares																250,000
Exercise price of warrant | $ / shares																$ 0.30
Warrant exercisable term																Sep. 26, 2017
Two Million Dollar Equity Financing Agreement [Member] | Kodiak Capital Group, LLC [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																							300,000
Value of common stock issued for services																							$ 120,000
Percentage of market price																							80.00%
Kodiak Capital Group, LLC [Member] | Two Million Dollar Equity Financing Agreement [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																							$ 0.40
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																				50,000
Value of common stock issued for services																				$ 23,500
Proceeds from notes payable																				272,500
Repayments of note payable														$ 252,917						$ 250,000
Original issue discount percentage																				9.00%
Interest rate percentage on unpaid principal amount																				3.00%
Debt default percentage																				15.00%
Conversion rate																				45.00%
Number of trading days for conversion | Investors																				10
Value of conversion of debt														$ 100,000
Conversion of debt, shares issued | shares														333,333
Securities Purchase Agreement [Member] | Tangiers Global, LLC [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares												$ 0.30	$ 0.30
Proceeds from notes payable												$ 550,000	$ 550,000
Original issue discount percentage												10.00%	10.00%
Interest rate percentage on unpaid principal amount												8.00%	8.00%
Proceeds from related party												$ 250,000
Conversion of debt, shares issued | shares					516,648																					1,768,738				3,280,255
Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares										250,000
Value of common stock issued for services										$ 55,000
Shares issued price per share | $ / shares										$ 0.22
Investment Agreement [Member] | Tangiers Global, LLC [Member]
Class of Stock [Line Items]
Conversion price per share | $ / shares							$ 0.1666
Number of trading days for conversion | Investors							8
Common shares issued for cash, shares | shares							2,000,000
Debt face amount							$ 50,000
Debt maturity date							May 12, 2018
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of investors | Investors											13
Proceeds from issuance or sale of equity											$ 300,000
Conversion of stock, shares converted | shares														250,000
Conversion price per share | $ / shares														$ 0.30										$ 0.30
Number of stock sold during period | shares											750,000
Sale of stock, price per share | $ / shares											$ 0.40
Warrant [Member]
Class of Stock [Line Items]
Number of warrants issued | shares																	250,000
Discount on preferred stock																	$ 0
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted | shares														416,667
Issuance of common stock for services, shares | shares																										285,522				1,549,840	1,327,380
Value of common stock issued for services																										$ 285				$ 1,550	$ 1,327
Common shares issued for cash, shares | shares																														2,060,000	100,000
Common shares issued for cash																														$ 2,060	$ 100
Common Stock [Member] | Alamo Cbd LLC [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares									$ 0.19
Investor [Member]
Class of Stock [Line Items]
Maximum number of equity units issued | shares																												1,000,000
Description of equity units																												Each Unit consists of one (1) share of Series A Convertible Preferred Stock and one (1) Series A Warrant (“Warrant”).
Par value of equity units | $ / shares																												$ 0.50
Number of investors | Investors																	3
Proceeds from issuance or sale of equity																	$ 125,000											$ 500,000
Consultant [Member]
Class of Stock [Line Items]
Issuance of common stock for services, shares | shares																		5,000			11,330
Value of common stock issued for services																		$ 2,050			$ 4,986
Shares issued price per share | $ / shares																		$ 0.41			$ 0.44
US Accredited Investor [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																			$ 0.50
Common shares issued for cash, shares | shares																			100,000
Common shares issued for cash																			$ 50,000
13 US Accredited Investor [Member] | Series A Convertible Preferred Stock 0.01 Par Value [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares											$ 0.40
Common shares issued for cash, shares | shares											750,000
Common shares issued for cash											$ 300,000